Supplement to the current prospectus

MFS(R) Total Return Fund

Effective November 28, 2007, the sub-section entitled "Portfolio Manager(s)" under the main heading "Management of the Fund" is hereby restated as follows:

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund's SAI. Each portfolio manager is primarily responsible for the day-to-day management of the fund unless otherwise specified.

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Portfolio Manager   Primary Role   Since  Title and Five Year History
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Nevin P. Chitkara   Large-Cap     2006    Investment Officer of MFS;
                    Value                 employed in the investment
                    Equities              management area of MFS since
                    Portfolio             1997.
                    Manager
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William P. Douglas  Mortgage      2004    Investment Officer of MFS;
                    Backed                employed in the investment
                    Debt                  management area of MFS since
                    Securitis             2004; Vice President and Senior
                    Portfolio             Mortgage Analyst at Wellington
                    Manager               Management Company, LLP from 1994 to
                                          2004.
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Steven R. Gorham    Large-Cap     2002    Investment Officer of MFS;
                    Value                 employed in the investment
                    Equities              management area of MFS since
                    Portfolio             1992.
                    Manager
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Richard O. Hawkins  Debt          2005    Investment Officer of MFS;
                    Securities            employed in the investment
                    Portfolio             management area of MFS since
                    Manager               1988.
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Gregory W.          Multi-Cap     August  Investment Officer of MFS,
Locraft, Jr.        Value Equities 2007   employed in the investment
                    Portfolio             management area of MFS since
                    Manager               1998.
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Michael W. Roberge  Debt          2002    Executive Vice President of MFS;
                    Securities            employed in the investment
                    Portfolio             management area of MFS since
                    Manager               1996.
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Brooks A. Taylor    Lead/Large-Cap2004    Investment Officer of MFS;
                    Value Equities        employed in the investment
                    Portfolio             management area of MFS since
                    Manager               1996.
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              The date of this supplement is November 30, 2007.